Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Physical platinum bullion cost	$ 68,153	$ 38,170
Physical palladium bullion cost	$ 33,199	27,360
Percent value of net assets of the Trust	0.50%
Capital losses available for tax purposes	$ 477	473
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (25)	$ (71)
Concentration Risk [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical platinum bullion that constitutes total equity	39.20%	23.80%
Percentage of palladium platinum bullion that constitutes total equity	60.50%	75.40%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of platinum and palladium	1.00%
Increase (decrease) in equity	$ 1,300	$ 1,300
Percentage decrease in market value of platinum and palladium	1.00%